Provision (Benefit) for Income Taxes Reconciliations to Recorded Tax Provision (Benefit) Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation [Abstract]
Provision (benefit) at statutory rate	$ 187	$ (131)	$ (600)
Increases (decreases) in taxes resulting from:
Impact of nontaxable noncontrolling interests	(117)	(22)	263
Federal Tax Reform rate change	(1,932)	0	0
State income taxes (net of federal benefit)	(17)	3	(21)
State deferred income tax rate change	26	43	0
Foreign operations – net (including tax effect of Canadian Sale)	(127)	78	8
Translation adjustment of certain unrecognized tax benefits	0	(1)	(71)
Other – net	6	5	22
Provision (benefit) for income taxes	$ (1,974)	$ (25)	$ (399)